Label	Element	Value
BNY Mellon National Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 4, 2023 BNY MELLON FUNDS TRUST -BNY Mellon National Municipal Money Market Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Risk [Heading]	rr_RiskHeading	The following information supersedes and replaces any contrary information in the sections "Fund Summary – BNY Mellon National Municipal Money Market Fund – Principal Risks," "Fund Details – Investment Risks – Money Market Funds" and "Shareholder Guide – Buying, Selling and Exchanging Shares – Potential Restrictions on Fund Redemptions—Fees and Gates" in the fund's prospectus:
BNY Mellon National Municipal Money Market Fund | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may no longer impose a fee upon the sale of fund shares (a "liquidity fee") or temporarily suspend the ability to sell fund shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors.
BNY Mellon National Municipal Money Market Fund | Liquidity fee and/or redemption gate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	References to "Liquidity fee and/or redemption gate risk" as a principal risk in the sections "Fund Summary – BNY Mellon National Municipal Money Market Fund – Principal Risks" and "Fund Details – Investment Risks – Money Market Funds" in the fund's prospectus are removed.